Share Capital, Warrants and Options	6 Months Ended
Jun. 30, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Share Capital, Warrants and Options

7. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a) Common shares issued and outstanding

There were no common shares issued during the three months period ended June 30, 2020 and June 30, 2019.

As at June 30, 2020, the Company has 88,690,791 common shares issued and outstanding, (June 30, 2019 – 78,792,860).

2019

Effective October 4, 2019, the Company completed a share consolidation of the Company’s issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,860 on a post-consolidation basis.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted retrospectively to reflect the Company’s 10-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

On October 24, 2019 the TSXV approved the filing of the earn in agreement for the Loveland Nickel Property. As a result, on December 9, 2019, the Company issued 300,000 post-consolidation common shares at fair value of $51,000 (note 7).

On December 18, 2019, the Company closed a non-brokered private placement equity financing of 7,373,265 units at a price of $0.18 and 2,224,666 flow-through common shares at a price of $0.18 and raised aggregate gross proceeds of $1,727,628. Each unit issued consisted of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.25 for a period of 24 months from its date of issuance. All Securities issued pursuant to this offering will be subject to a hold period expiring April 19, 2020. The Company incurred total share issuance costs of $343,639. The Company allocated a $265,217 fair value to the warrants issued in conjunction with the private placement and $21,445 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.73% and an expected volatility of 147.26%.

On issuance, the Company bifurcated the flow-through shares into i) a flow-through share premium of $88,987 that investors paid for the flow-through feature, which is recognized as a liability and; ii) share capital of $311,453. To December 31, 2019, the Company expended $Nil in eligible exploration expenditures and, accordingly, the flow-through liability was not reduced.

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company. At December 31, 2019, Sentient beneficially owns, or exercises control or direction over 36,980,982 shares (2018 - 36,980,982 on a post-consolidation basis) constituting approximately 41.70% (2018 - 46.93%) of the currently issued and outstanding shares of the Company. At December 31, 2019, CATL beneficially owns, or exercises control or direction over approximately 22,944,444 (2018 – 20,000,000) constituting approximately 25.87% (2018 - 25.38%) of the currently issued and outstanding shares of the Company. As per the subscription agreement, CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

As at December 31, 2019, the Company has 88,690,791 common shares issued and outstanding, (December 31, 2018 – 78,792,860) on a post-consolidation basis.

b) Preferred shares issued and outstanding

As at June 30, 2020 and June 30, 2019, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c) Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2020, on a post-consolidation basis is as follows:

	June 30, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	15,651,397	0.96	25,797,283	1.20
Issued	-	-	3,984,731	0.25
Cancelled / expired	(11,666,666)	1.20	(14,130,617)	1.20

Outstanding, end of the period	3,984,731	0.25	15,651,397	0.96

At June 30, 2020, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,984,731	December 18, 2021	0.25	1.47
3,984,731			1.47

d) Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the three months period ended June 30, 2020 on a post-consolidation basis is as follows:

	June 30, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	2,130,550	1.51	2,594,550	1.80
Issued	6,650,000	0.16	-	-
Cancelled / expired	(90,000)	2.75	(464,000)	4.23

Outstanding, end of the period	8,690,550	0.46	2,130,550	1.51

During the six months period ended June 30, 2020, the Company granted 6,650,000 stock options to purchase common shares in the capital of the Company pursuant to the Company’s stock option plan. All of the options are exercisable for a period of five years at an exercise price of $0.16 per share.

There were no incentive stock options granted during the six months period ended June 30, 2019.

The fair value of stock options granted and vested during the six months period ended June 30, 2020 was calculated using the following assumptions:

	June 30, 2020	June 30, 2019
Expected dividend yield	0%	-
Expected share price volatility	121.55%	-
Risk free interest rate	1.21%	-
Expected life of options	5 years	-

Details of options outstanding as at June 30, 2020 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
45,000	45,000	Oct 5, 2020	2.00	0.00
541,800	541,800	Jan 28, 2021	2.10	0.04
763,750	763,750	Feb 21, 2022	1.20	0.14
50,000	50,000	Dec 20, 2022	1.20	0.01
570,000	570,000	Feb 28, 2023	1.20	0.17
50,000	50,000	May 1, 2023	1.20	0.02
20,000	20,000	May 4, 2023	1.20	0.01
6,650,000	6,650,000	Feb 24, 2025	0.16	3.56
8,690,550	8,690,550			3.95

e) Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the six months period ended June 30, 2020, the Company transferred $199,971 to deficit for expired options (June 30, 2019 - $1,561,344) and $2,571,514 for expired warrants (June 30, 2019 - $Nil).

During the six months period ended June 30, 2020, the Company recorded $884,247 of share-based payments to reserves. There were no share-based payments during the six months period ended June 30, 2019.